Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
As of	$ 10,642	$ 0	$ 0
Cash investment in Associate			3,500
Gain on loss of significant influence	0	445,582	10,287
Reclassification of investment at loss of significant influence		(111,661)
Share of associate loss allocated to long-term interest	23,006
As of	0	10,642	0
resTORbio [Member]
Disclosure of associates [Line Items]
Investment upon initial public offering			115,210
Group's share in income/(loss) from continuing operations			(11,490)
Gain on loss of significant influence			10,287
Reclassification of investment at loss of significant influence			$ (117,507)
Karuna [Member]
Disclosure of associates [Line Items]
Group's share in income/(loss) from continuing operations		(6,345)
Gain on loss of significant influence		445,600
Reclassification of investment at loss of significant influence		557,243
Reclassification of investment at initial public offering		118,006
Gelesis [Member]
Disclosure of associates [Line Items]
As of	10,642
Group's share in income/(loss) from continuing operations	(34,117)	37,136
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	469
Investment upon deconsolidation		16,444
Impairment of investment	(42,702)	(42,938)
Share of associate loss allocated to long-term interest	23,006	0
As of	$ 0	$ 10,642